Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

6. INVENTORIES

	As of December 31,
	2023	2024
	RMB	RMB	US$
Raw materials	1,784	3,358	460
Low value consumables	41	34	5
Finished goods	3,705	6,492	889
Less: inventory impairment	(91)	(12)	(2)
	5,439	9,872	1,352

The Group recognized nil and nil of impairment of inventory for the years ended December 31, 2023 and 2024, respectively. The impairment is due to the fact that inventory is obsolete and no longer sellable.